CASH AND CASH EQUIVALENTS	3 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

3.CASH AND CASH EQUIVALENTS

The balance consists of funds in cash and banks immediately available for use in the Company’s operations. There were no restricted balances at December 31, 2025 and September 30, 2025.

	December 31, 2025	September 30, 2025
Cash in banks	$222,466	$1,785,403
	$222,466	$1,785,403